Share-Based Compensation - Schedule of Restricted-Based Share Activity (Details) - Restricted Stock Units - $ / shares				12 Months Ended
	Dec. 31, 2020	Dec. 14, 2020	Dec. 04, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Shares
Granted (in shares)				8,000,000	800,000	1,000,000
Weighted Average Grant-Date Fair Value
Granted (in dollars per share)					$ 9.95	$ 11.63
2021-2023 Long Term Incentive Plan
Restricted Shares
Nonvested, beginning balance (in shares)				1,842,667
Granted (in shares)		120,000		7,727,755
Forfeited (in shares)				(380,221)
Vested (in shares)	(17,000)			(3,747,004)
Nonvested, ending balance (in shares)	5,443,197			5,443,197	1,842,667
Weighted Average Grant-Date Fair Value
Nonvested, beginning balance (in dollars per share)				$ 11.69
Granted (in dollars per share)		$ 10.96	$ 11.43	10.90
Forfeited (in dollars per share)				10.79
Vested (in dollars per share)				11.22
Nonvested, ending balance (in dollars per share)	$ 10.95			$ 10.95	$ 11.69